Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Balanced Portfolio, Inc.
Entity Central Index Key	0000846799
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000028776
Shareholder Report [Line Items]
Fund Name	Voya Balanced Portfolio
Class Name	Class I
Trading Symbol	IBPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Balanced Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 309,395,649
Holdings Count | Holding	909
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$309,395,649 # of Portfolio Holdings909 Portfolio Turnover Rate48%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.7%
Preferred Stock	0.0%
Sovereign Bonds	0.1%
Corporate Bonds/Notes	0.3%
U.S. Government Agency Obligations	0.3%
Collateralized Mortgage Obligations	1.1%
Commercial Mortgage-Backed Securities	3.1%
Asset-Backed Securities	4.0%
Exchange-Traded Funds	4.2%
U.S. Treasury Obligations	9.1%
Mutual Funds	32.1%
Common Stock	36.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	20.5%
Voya Short Term Bond Fund - Class R6	7.2%
United States Treasury Notes, 4.500%, 05/31/29	2.5%
United States Treasury Notes, 4.375%, 05/15/34	2.2%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Small Company Fund - Class R6	2.0%
NVIDIA Corp.	1.7%
Microsoft Corp.	1.7%
Apple, Inc.	1.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000028777
Shareholder Report [Line Items]
Fund Name	Voya Balanced Portfolio
Class Name	Class S
Trading Symbol	IBPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Balanced Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 309,395,649
Holdings Count | Holding	909
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$309,395,649 # of Portfolio Holdings909 Portfolio Turnover Rate48%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.7%
Preferred Stock	0.0%
Sovereign Bonds	0.1%
Corporate Bonds/Notes	0.3%
U.S. Government Agency Obligations	0.3%
Collateralized Mortgage Obligations	1.1%
Commercial Mortgage-Backed Securities	3.1%
Asset-Backed Securities	4.0%
Exchange-Traded Funds	4.2%
U.S. Treasury Obligations	9.1%
Mutual Funds	32.1%
Common Stock	36.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	20.5%
Voya Short Term Bond Fund - Class R6	7.2%
United States Treasury Notes, 4.500%, 05/31/29	2.5%
United States Treasury Notes, 4.375%, 05/15/34	2.2%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Voya Small Company Fund - Class R6	2.0%
NVIDIA Corp.	1.7%
Microsoft Corp.	1.7%
Apple, Inc.	1.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports